Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions

15.  Related party transactions

Related parties include the Company’s Board of Directors and management, as well as close family and enterprises that are controlled by these individuals and certain persons performing similar functions. Other than indicated below, the Company entered into no related party transactions during the years ended December 31, 2025 and 2024.

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and also comprise the directors of the Company. Key management personnel include the Company’s Chief Executive Officer, Chief Financial Officer, Chief Investment Officer, former EVP – Australia, and the Board of Directors.

The remuneration of directors and other members of key management personnel during the years ended December 31, 2025 and 2024 was as follows:

	December 31, 2025	December 31, 2024
	$	$
Short-term employee benefits	2,216	2,115
Share-based compensation	1,811	1,935

	4,027	4,050